Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments and Financial Risk Management [Abstract]
Schedule of Market Risk

The effect of fluctuations in various exchange rates on the Group’s income and equity is as follows:

	December 31, 2024
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	financial position	5% decrease	10% decrease
	In USD thousands
NIS-linked balances:
Cash and cash equivalents	(1)	(1)	11	1	1
Restricted short term bank deposits	(6)	(3)	63	3	7
Other receivables	(1)	-	10	1	1
Lease liability	18	9	(194)	(10)	(22)
Trade payables	-	-	(5)	-	(1)
Other payables	34	18	(373)	(20)	(41)
Total NIS-linked balances	44	23	(488)	(25)	(55)

USD-linked balances
Cash and cash equivalents	(586)	(307)	6,445	339	716
Short term bank deposits	(114)	(60)	1,254	66	139
Trade receivables	(3)	(2)	33	2	4
Loans from related party	92	48	(1,011)	(53)	(112)
Total USD- linked balances	(611)	(321)	6,721	354	747

Total	(567)	(298)	6,233	329	692
	December 31, 2023
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	financial position	5% decrease	10% decrease
	In USD thousands
NIS-linked balances:
Cash and cash equivalents	(2)	(1)	23	1	3
Restricted short term bank deposits	(6)	(3)	63	3	7
Other receivables	(2)	(1)	23	1	3
Lease liability	8	4	(87)	(5)	(10)
Trade payables	2	1	(21)	(1)	(2)
Other payables	30	16	(334)	(18)	(37)
Total NIS-linked balances	30	16	(333)	(19)	(36)

USD-linked balances
Cash and cash equivalents	(116)	(61)	1,278	67	142
Short term bank deposits	(373)	(195)	4,102	216	456
Trade receivables	(14)	(8)	158	8	18
Loans from related party	89	46	(974)	(51)	(108)
Total USD- linked balances	(414)	(218)	4,406	240	508

Total	(384)	(202)	4,073	221	472

Schedule of Certain Data Regarding U.S. Dollar Exchange Rates

Set forth below is certain data regarding U.S. dollar exchange rates:

	Exchange rate of SEK per $1	Exchange rate of NIS per $1
As of December 31:
2022	10.4371	3.519
2023	10.0416	3.627
2024	10.99818	3.647

Schedule of Percentage Increase Decrease in USD Exchange Rate	Percentage increase (decrease) in USD exchange rate:
2022	15.41%	13.15%
2023	(3.8)%	3.1%
2024	9.5%	0.6%

Schedule of Linkage of Monetary Items by Currency

Set forth below is information on the linkage of monetary items by currency:

	December 31, 2024			Other
	SEK	NIS	USD	Currencies
	in USD thousands
Assets:
Current assets:
Cash and cash equivalents	1,314	11	6,445	75
Short term bank deposits	-	-	1,254	-
Restricted short term bank deposits	-	63	-	157
Trade receivables			33	-
Other receivables	64	10	-	19
	1,378	84	7,732	251
Liabilities:
Current liabilities:
Current maturities of long-term loans	-	-	1,011	91
Current maturities of lease liability	-	98	-	-
Accounts payable and accruals:
Trade	65	5	-	-
Other	149	373	-	447
Non-current liabilities:
Lease liabilities, net of current maturities		96
Long-term loans, net of current maturities	-	-	-	47
	214	572	1,011	585
Net asset value	1,164	(488)	6,721	(334)

	December 31, 2023			Other
	SEK	NIS	USD	Currencies
	in USD thousands
Assets:
Current assets:
Cash and cash equivalents	2,739	23	1,278	238
Short term bank deposits	-	-	4,102	-
Restricted short term bank deposits	-	63	-	-
Trade receivables	-	-	158	44
Other receivables	77	23	-	8
	2,816	109	5,538	290
Liabilities:
Current liabilities:
Current maturities of long-term loans	-	-	974	78
Current maturities of lease liability	-	87	-	-
Accounts payable and accruals:
Trade	30	21	-	-
Other	159	334	-	464
Non-current liabilities
Long-term loans, net of current maturities	-	-	-	62
	189	442	974	604
Net asset value	2,627	(333)	4,564	(314)

Schedule of Financial Liabilities

Information about financial liabilities due dates:

	December 31, 2024
	2025	2026	2027	Total

Loans from related party	1,011	-	-	1,011
Other long-term loan	91	28	27	146
Lease liabilities	109	100	-	209
Trade payables	70	-	-	70
Other payables	969	-	-	969
Total	2,250	128	27	2,405

	December 31, 2023
	2024	2025	2026	2027	Total

Loans from related party	974	-	-	-	974
Other long-term loan	66	31	30	28	155
Lease liabilities	94	-	-	-	94
Trade payables	50	-	-	-	50
Other payables	957	-	-	-	957
Total	2,141	31	30	28	2,230